Debt - Schedule of Installments (Details) - Dec. 31, 2021 € in Millions, $ in Millions	USD ($)	EUR (€)
Debt Instrument, Redemption [Line Items]
January 25, 2020 | $	$ 61
January 25, 2021 | $	793
January 25, 2022 | $	1,327
January 25, 2023 | $	$ 1,826
Term loan | Amended Term Loan Facilities Due In 2027
Debt Instrument, Redemption [Line Items]
January 25, 2020 | €		€ 200
January 25, 2021 | €		200
January 25, 2022 | €		200
January 25, 2023 | €		€ 400